Description of Business and Organization (Details)	12 Months Ended
Dec. 31, 2018
Beijing Zhong Chuan Shi Xun Technology Limited ("Zhong Chuan Shi Xun") [Member]
Entity Incorporation, Date of Incorporation	May 17, 2004
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership	0.00%
Jiangsu Zhong Chuan Rui You Information and Technology Limited ("Zhong Chuan Rui You") [Member]
Entity Incorporation, Date of Incorporation	May 26, 2011
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership	0.00%
Huoerguosi Luokuang Information and Technology Limited ("Huoerguosi Luokuang") [Member]
Entity Incorporation, Date of Incorporation	Jul. 19, 2007
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership	0.00%
Shenzhen Jiu Zhou Shi Dai Digital and Technology Limited ("Jiu Zhou Shi Dai") [Member]
Entity Incorporation, Date of Incorporation	Nov. 26, 2004
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership	0.00%
LK Technology Ltd. [Member]
Entity Incorporation, Date of Incorporation	Mar. 03, 2011
Entity Incorporation, State Country Name	BVI
Percentage of legal ownership	100.00%
Topsky Info-tech Holdings Pte Ltd. [Member]
Entity Incorporation, Date of Incorporation	Nov. 03, 2009
Entity Incorporation, State Country Name	Singapore
Percentage of legal ownership	100.00%
Superengine Holding Limited [Member]
Entity Incorporation, Date of Incorporation	Jun. 14, 2018
Entity Incorporation, State Country Name	BVI
Percentage of legal ownership	100.00%
MMB Limited [Member]
Entity Incorporation, Date of Incorporation	Apr. 11, 2013
Entity Incorporation, State Country Name	Hong Kong
Percentage of legal ownership	100.00%
Mobile Media (China) Limited [Member]
Entity Incorporation, Date of Incorporation	Nov. 06, 2007
Entity Incorporation, State Country Name	Hong Kong
Percentage of legal ownership	100.00%
Zhong Chuan Tian Xia Information and Technology (Beijing) Limited [Member]
Entity Incorporation, Date of Incorporation	Feb. 01, 2013
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership	100.00%
Zhong Chuan Tian Xia Information and Technology (Shenzhen) Limited [Member]
Entity Incorporation, Date of Incorporation	Dec. 23, 2010
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership	100.00%
Superengine Graphics Software Technology Development (Suzhou) Co., Ltd ("Suzhou Superengine") [Member]
Entity Incorporation, Date of Incorporation	Apr. 02, 2004
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership	0.00%
Anhui Superengine Intelligent Technology co., Ltd ("Anhui Superengine") [Member]
Entity Incorporation, Date of Incorporation	Oct. 26, 2017
Entity Incorporation, State Country Name	PRC
Percentage of legal ownership	0.00%